UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3695

Waddell & Reed Advisors New Concepts Fund, Inc.

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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

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(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors New Concepts Fund
March 31, 2006
COMMON STOCKS	Shares	Value

Air Transportation - 1.33%
Southwest Airlines Co.	1,050,000	$18,889,500

Aircraft - 1.67%
L-3 Communications Holdings, Inc.	277,000	23,763,830

Banks - 4.42%
Northern Trust Corporation	550,000	28,866,750
Synovus Financial Corp.	1,258,000	34,079,220
		62,945,970
Beverages - 1.63%
Brown-Forman Corporation, Class B	301,750	23,225,697

Business Equipment and Services - 7.97%
CheckFree Corporation*	299,000	15,092,025
Cintas Corporation	498,000	21,254,640
Euronet Worldwide, Inc.*	278,000	10,513,960
Lamar Advertising Company, Class A*	612,500	32,186,875
Stericycle, Inc.*	511,210	34,545,016
		113,592,516
Capital Equipment - 2.30%
IDEX Corporation	627,450	32,734,066

Chemicals -- Specialty - 0.96%
Air Products and Chemicals, Inc.	204,000	13,706,760

Communications Equipment - 1.20%
Juniper Networks, Inc.*	893,500	17,079,253

Computers -- Micro - 3.56%
Apple Computer, Inc.*	599,900	37,622,728
Sun Microsystems, Inc.*	2,540,000	13,042,900
		50,665,628
Electrical Equipment - 1.95%
Molex Incorporated	282,000	9,360,990
Molex Incorporated, Class A	621,600	18,458,412
		27,819,402
Electronic Components - 8.80%
Broadcom Corporation, Class A*	733,000	31,632,615
Linear Technology Corporation	323,000	11,334,070
Maxim Integrated Products, Inc.	382,000	14,193,210
Microchip Technology Incorporated	746,100	27,079,700
Network Appliance, Inc.*	1,141,900	41,136,948
		125,376,543
Electronic Instruments - 2.05%
Lam Research Corporation*	679,000	29,220,765

Food and Related - 1.43%
Hershey Foods Corporation	389,300	20,333,139

Health Care -- Drugs - 7.57%
Allergan, Inc.	418,000	45,353,000
Gilead Sciences, Inc.*	550,800	34,331,364
ICOS Corporation*	523,000	11,529,535
Neurocrine Biosciences, Inc.*	258,400	16,671,968
		107,885,867
Health Care -- General - 8.25%
Biomet, Inc.	788,100	28,009,074
DENTSPLY International Inc.	260,000	15,117,700
Gen-Probe Incorporated*	259,900	14,321,789
Kyphon Inc.*	443,500	16,484,895
Schein (Henry), Inc.*	816,600	39,062,061
Zimmer Holdings, Inc.*	67,000	4,529,200
		117,524,719
Hospital Supply and Management - 7.24%
Bard (C. R.), Inc.	537,000	36,413,970
Cytyc Corporation*	485,500	13,674,107
Health Management Associates, Inc., Class A	812,500	17,525,625
Laboratory Corporation of America Holdings*	607,100	35,503,208
		103,116,910
Hotels and Gaming - 1.11%
Starwood Hotels & Resorts Worldwide, Inc.	233,000	15,781,090

Insurance -- Property and Casualty - 2.09%
AXIS Capital Holdings Limited	530,000	15,847,000
Everest Re Group, Ltd.	149,000	13,912,130
		29,759,130
Metal Fabrication - 3.43%
Fastenal Company	1,030,800	48,792,918

Motor Vehicles - 0.76%
Harley-Davidson, Inc.	210,000	10,894,800

Multiple Industry - 0.21%
Tim Hortons Inc.*	113,850	3,022,718

Petroleum -- Domestic - 1.10%
XTO Energy Inc. (A)	360,333	15,699,709

Petroleum -- International - 1.01%
Noble Energy, Inc. (A)	326,800	14,353,056

Petroleum -- Services - 0.57%
Smith International, Inc. (A)	208,000	8,103,680

Publishing - 3.34%
Getty Images, Inc.*	299,800	22,449,024
Meredith Corporation	451,000	25,161,290
		47,610,314
Restaurants - 0.91%
P.F. Chang's China Bistro, Inc.*	264,000	12,998,040

Retail -- Food Stores - 0.97%
Longs Drug Stores Corporation	298,600	13,819,208

Retail -- General Merchandise - 0.80%
Nordstrom, Inc.	289,500	11,342,610

Retail -- Specialty Stores - 0.51%
Chico's FAS, Inc.*	177,000	7,193,280

Security and Commodity Brokers - 6.06%
Chicago Mercantile Exchange Holdings Inc.	104,300	46,674,250
Prudential Financial, Inc.	262,321	19,886,555
TD Ameritrade Holding Corporation	950,000	19,750,500
		86,311,305
Timesharing and Software - 9.45%
Alliance Data Systems Corporation*	661,250	30,926,662
eBay Inc.*	996,000	38,878,860
Global Payments Inc.	517,000	27,406,170
Paychex, Inc.	897,000	37,328,655
		134,540,347
Trucking and Shipping - 2.02%
C.H. Robinson Worldwide, Inc.	587,200	28,816,840

TOTAL COMMON STOCKS - 96.67%		$1,376,919,610

(Cost: $838,887,108)

PUT OPTIONS - 0.01%	Number of Contracts

Noble Energy, Inc., April 35, Expires 4-24-06	3,268	3,268
Smith International, Inc., April 35, Expires 4-24-06	2,080	41,983
XTO Energy Inc., April 40, Expires 4-24-06	3,603	92,237
(Cost: $672,134)		$137,488

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Finance Companies - 0.46%
Ciesco, LLC,
4.83%, 4-3-06	$6,600	6,598,229

Food and Related - 0.35%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
4.84%, 4-18-06	5,000	4,988,572

Health Care -- Drugs - 0.71%
Cloverleaf International Holdings S.A. (Merck & Co., Inc.),
4.76%, 4-12-06	10,057	10,042,373

Multiple Industry - 0.45%
Michigan Consolidated Gas Co.,
4.85%, 4-5-06	6,444	6,440,528

Retail -- General Merchandise - 0.35%
Federated Retail Holdings, Inc. (Federated Department Stores, Inc.),
4.87%, 4-3-06	5,000	4,998,647

Utilities -- Telephone - 0.70%
Verizon Communications Inc.,
4.83%, 4-19-06	10,000	9,975,850
Total Commercial Paper - 3.02%		$43,044,199

Municipal Obligation - Taxable - 0.30%
California
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Air Products and Chemicals, Inc./Wilmington Facility), Taxable Series 1997A,
4.6%, 4-4-06	4,200	4,200,000

TOTAL SHORT-TERM SECURITIES - 3.32%		$47,244,199

(Cost: $47,244,199)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,424,301,297

(Cost: $886,803,441)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Security serves as cover for the following written call options outstanding as of March 31, 2006:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Noble Energy, Inc.	3,268	April/52.5	$135,622	$16,340
Smith International, Inc.	2,080	April/47.25	174,720	4,630
XTO Energy Inc.	3,603	April/52.5	508,419	5,044

			$818,761	$26,014

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors New Concepts Fund, Inc.

(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: May 30, 2006

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: May 30, 2006